Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 69,851	¥ 70,593
Reserve funds requires to be maintained by MHFG Group	1,735	1,734
Fair value collateral received that can be sold or repledged	32,462	25,466
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 26,789	¥ 22,812